UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21654
                                      -----

Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2008 to June 30, 2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2009
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=====================PIONEER FLOATING RATE TRUST ==============================


CHARTER COMMUNICATIONS, INC.

Ticker:       CHTRQ          Security ID:  12502BAC7
Meeting Date: JUN 15, 2009   Meeting Type: Written Consent
Record Date:  APR 17, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Plan Of Reorganization                  For       For          Management


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DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 22, 2009   Meeting Type: Annual
Record Date:  APR 24, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard H. Anderson      For       For          Management
2     Elect Director Roy J. Bostock           For       For          Management
3     Elect Director John S. Brinzo           For       For          Management
4     Elect Director Daniel A. Carp           For       For          Management
5     Elect Director John M. Engler           For       For          Management
6     Elect Director Mickey P. Foret          For       For          Management
7     Elect Director David R. Goode           For       For          Management
8     Elect Director Paula Rosput Reynolds    For       For          Management
9     Elect Director Kenneth C. Rogers        For       For          Management
10    Elect Director Rodney E. Slater         For       For          Management
11    Elect Director Douglas M. Steenland     For       For          Management
12    Elect Director Kenneth B. Woodrow       For       For          Management
13    Ratify Auditors                         For       For          Management
14    Provide for Cumulative Voting           Against   For          Shareholder


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NORTHWEST AIRLINES CORP.

Ticker:       NWA            Security ID:  667280408
Meeting Date: SEP 25, 2008   Meeting Type: Annual
Record Date:  JUL 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Roy J. Bostock           For       For          Management
1.2   Elect Director David A. Brandon         For       For          Management
1.3   Elect Director Michael J. Durham        For       For          Management
1.4   Elect Director John M. Engler           For       For          Management
1.5   Elect Director Mickey P. Foret          For       For          Management
1.6   Elect Director Robert L. Friedman       For       For          Management
1.7   Elect Director Doris Kearns Goodwin     For       For          Management
1.8   Elect Director Jeffrey G. Katz          For       For          Management
1.9   Elect Director James J. Postl           For       For          Management
1.10  Elect Director Rodney E. Slater         For       For          Management
1.11  Elect Director Douglas M. Steenland     For       For          Management
1.12  Elect Director William S. Zoller        For       For          Management
2     Approve Reorganization                  For       For          Management
3     Ratify Auditors                         For       For          Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Adjourn Meeting                         For       For          Management

========== END NPX REPORT